Concentration of credit risk (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Risks and Uncertainties [Abstract]
Derivative contracts, maximum exposure to credit loss	$ 151	$ 251	$ 366